Shareholders' Equity - Summary of Grants under Outstanding Stock Award Plans (Detail)	12 Months Ended
Dec. 31, 2018 shares
Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2013 to 2018
Options waived at grant	0
Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of Shares	8,018,493
Employees [Member] | 2017 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of Shares	22,883
Employees [Member] | Employee Plan 2018 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of Shares	7,995,610
2007 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2007
Options granted and vested	165,000
Options waived at grant	(22,500)
2008 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2008
Options granted and vested	165,000
Options waived at grant	(22,500)
2009 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2009
Options granted and vested	165,000
Options waived at grant	(7,500)
2010 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2010
Options granted and vested	172,500
Options waived at grant	(7,500)
2011 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2011
Options granted and vested	172,500
Options waived at grant	(30,000)
2012 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2012
Options granted and vested	180,000
Options waived at grant	(22,500)
March 24, 2015 [Member] | Employees [Member] | 2015 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Mar. 24, 2015
Awards granted, Number of Shares	53,369
July 27, 2015 [Member] | Employees [Member] | Employee Plan 2015 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 27, 2015
Awards granted, Number of Shares	6,591,200
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(1,961,886)
December 15, 2015 [Member] | Employees [Member] | Employee Plan 2015 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 15, 2015
Awards granted, Number of Shares	370,920
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(29,078)
April 26, 2016 [Member] | Employees [Member] | 2016 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Apr. 26, 2016
Awards granted, Number of Shares	69,165
July 26, 2016 [Member] | Employees [Member] | Employee Plan 2016 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 26, 2016
Awards granted, Number of Shares	6,621,100
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(1,628,376)
December 19, 2016 [Member] | Employees [Member] | Employee Plan 2016 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 19, 2016
Awards granted, Number of Shares	376,800
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(53,900)
June 20, 2017 [Member] | Employees [Member] | 2017 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jun. 20, 2017
Awards granted, Number of Shares	22,883
July 25, 2017 [Member] | Employees [Member] | Employee Plan 2017 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 25, 2017
Awards granted, Number of Shares	7,634,475
December 22, 2017 [Member] | Employees [Member] | Employee Plan 2017 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 22, 2017
Awards granted, Number of Shares	347,160
July 24, 2018 [Member] | Employees [Member] | Employee Plan 2018 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 24, 2018
Awards granted, Number of Shares	7,552,410
December 20, 2018 [Member] | Employees [Member] | Employee Plan 2018 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 20, 2018
Awards granted, Number of Shares	443,200